LoanS payable (Details Narrative)		1 Months Ended		12 Months Ended
	Aug. 02, 2024 CAD ($)	Apr. 30, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2022 USD ($)	Oct. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Loan received from a former director	$ 1,150,000
Interest rate	5.00%
Repayment of loan received from chief executive officer		$ 750,000	$ 400,000
Directors [Member]
IfrsStatementLineItems [Line Items]
Unsecured Credit Facility Maximum Borrowing Capacity Amended facility limit									$ 500,000
Loan balance						$ 474,843	$ 492,081
Directors [Member] | Credit Facility Agreement [Member]
IfrsStatementLineItems [Line Items]
Unsecured Credit Facility Maximum Borrowing Capacity Amended facility limit								$ 750,000
Former Director [Member]
IfrsStatementLineItems [Line Items]
Loan balance						$ 14,976	$ 15,520
Loan received from a former director					$ 38,646
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Repayment of loan received from chief executive officer				$ 10,763